Goodwill and Intangible Assets (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Franchise rights	$ 59,364	$ 59,376
Accumulated amortization	(7,662)	(6,665)
Total	84,866	84,206
Customer relationships
Finite-lived intangible assets, gross carrying amount	14,970	15,079
Accumulated amortization	(3,971)	(3,387)
Original useful life	18 years 0 months 0 days
Software
Finite-lived intangible assets, gross carrying amount	3,795	3,234
Accumulated amortization	(2,123)	(1,839)
Original useful life	5 years 0 months 0 days
Other agreements and rights
Finite-lived intangible assets, gross carrying amount	1,414	1,379
Accumulated amortization	(609)	(602)
Original useful life	14 years 0 months 0 days
Trade names
IndefiniteLivedIntangibleAssetsExcludingGoodwill	3,080	3,006
FCC Licenses
IndefiniteLivedIntangibleAssetsExcludingGoodwill	636	636
Cable franchise renewal costs and contractual operating rights [Member]
Finite-lived intangible assets, gross carrying amount	1,257	1,152
Accumulated amortization	(676)	(581)
Original useful life	10 years 0 months 0 days
Patents and other technology rights [Member]
Finite-lived intangible assets, gross carrying amount	350	344
Accumulated amortization	$ (283)	$ (256)
Original useful life	9 years 0 months 0 days